Segment information (Tables)	6 Months Ended
Jun. 30, 2025
Segment information [Abstract]
Disclosure of Operating Segments
For the 3 months ended 30 June 2025	LR2[1] USD’000	LR1[2] USD’000	MR3 USD’000	Handy[4] USD’000	Total USD’000
Revenue (Hafnia Vessels and TC Vessels)	30,719	91,254	168,309	56,282	346,564
Revenue (External Vessels in Disponent-Owner Pools)	15,954	59,117	115,408	17,112	207,591
Voyage expenses (Hafnia Vessels and TC Vessels)	(9,896)	(30,589)	(53,448)	(21,473)	(115,406)
Voyage expenses (External Vessels in Disponent-Owner Pools)	(5,511)	(21,310)	(50,790)	(5,338)	(82,949)
Pool distributions for External Vessels in Disponent-Owner Pools	(10,442)	(37,807)	(64,619)	(11,774)	(124,642)
TCE Income[5]	20,824	60,665	114,860	34,809	231,158

Other operating income	609	1,354	2,596	1,520	6,079
Vessel operating expenses	(4,041)	(17,040)	(32,651)	(14,944)	(68,676)
Technical management expenses	(490)	(1,773)	(3,401)	(1,337)	(7,001)
Charter hire expenses	—	(1,445)	(6,709)	—	(8,154)

Adjusted EBITDA[5]	16,902	41,761	74,695	20,048	153,406
Depreciation charge	(3,107)	(12,898)	(25,501)	(9,400)	(50,906)
					102,500
Unallocated					(24,505)
Profit before income tax					77,995

For the 6 months ended 30 June 2025	LR2[1] USD’000	LR1[2] USD’000	MR3 USD’000	Handy[4] USD’000	Total USD’000
Revenue (Hafnia Vessels and TC Vessels)	58,315	179,745	327,029	121,818	686,907
Revenue (External Vessels in Disponent-Owner Pools)	30,687	109,247	238,360	36,864	415,158
Voyage expenses (Hafnia Vessels and TC Vessels)	(19,196)	(64,271)	(104,589)	(48,942)	(236,998)
Voyage expenses (External Vessels in Disponent-Owner Pools)	(12,093)	(41,067)	(102,473)	(13,539)	(169,172)
Pool distributions for External Vessels in Disponent-Owner Pools	(18,594)	(68,180)	(135,887)	(23,325)	(245,986)
TCE Income[5]	39,119	115,474	222,440	72,876	449,909

Other operating income	1,400	2,576	5,263	3,836	13,075
Vessel operating expenses	(7,881)	(33,250)	(65,558)	(30,086)	(136,775)
Technical management expenses	(774)	(2,936)	(5,871)	(2,638)	(12,219)
Charter hire expenses	—	(3,949)	(12,827)	—	(16,776)

Adjusted EBITDA[5]	31,864	77,915	143,447	43,988	297,214
Depreciation charge	(6,177)	(25,986)	(50,424)	(17,770)	(100,357)
					196,857
Unallocated					(54,253)
Profit before income tax					142,604

[1] Vessels between 85,000 DWT and 124,999 DWT in size and provides transportation of clean petroleum oil products.
[2] Vessels between 55,000 DWT and 84,999 DWT in size and provides transportation of clean and dirty petroleum products.
[3] Vessels between 40,000 DWT and 54,999 DWT in size and provides transportation of clean and dirty oil products, vegetable oil and easy chemicals; inclusive of IMO II vessels
[4] Vessels between 25,000 DWT and 39,999 DWT in size and provides transportation of clean and dirty oil products, vegetable oil and easy chemicals; inclusive of IMO II vessels
[5] See Non-IFRS Measures in Note 15.

For the 3 months ended 30 June 2024	LR2[1] USD’000	LR1[2] USD’000	MR3 USD’000	Handy[4] USD’000	Total USD’000
Revenue (Hafnia Vessels and TC Vessels)	42,909	154,113	261,078	104,998	563,098
Revenue (External Vessels in Disponent-Owner Pools)	29,696	92,117	123,860	22,391	268,064
Voyage expenses (Hafnia Vessels and TC Vessels)	(10,216)	(35,980)	(67,360)	(32,183)	(145,739)
Voyage expenses (External Vessels in Disponent-Owner Pools)	(9,768)	(27,707)	(39,785)	(7,010)	(84,270)
Pool distributions for External Vessels in Disponent-Owner Pools	(19,928)	(64,410)	(84,075)	(15,381)	(183,794)
TCE Income[5]	32,693	118,133	193,718	72,815	417,359

Other operating income	659	2,010	4,448	1,098	8,215
Vessel operating expenses	(3,633)	(16,228)	(33,003)	(16,199)	(69,063)
Technical management expenses	(530)	(2,082)	(3,623)	(1,372)	(7,607)
Charter hire expenses	—	(2,531)	(9,132)	—	(11,663)

Adjusted EBITDA[5]	29,189	99,302	152,408	56,342	337,241
Depreciation charge	(3,542)	(14,558)	(28,116)	(8,302)	(54,518)
					282,723
Unallocated					(21,954)
Profit before income tax					260,769

For the 6 months ended 30 June 2024	LR2[1] USD’000	LR1[2] USD’000	MR3 USD’000	Handy[4] USD’000	Total USD’000
Revenue (Hafnia Vessels and TC Vessels)	72,410	318,224	497,655	196,601	1,084,890
Revenue (External Vessels in Disponent-Owner Pools)	56,907	185,079	237,261	51,918	531,165
Voyage expenses (Hafnia Vessels and TC Vessels)	(14,207)	(81,105)	(131,491)	(61,926)	(288,729)
Voyage expenses (External Vessels in Disponent-Owner Pools)	(22,103)	(53,176)	(76,403)	(16,801)	(168,483)
Pool distributions for External Vessels in Disponent-Owner Pools	(34,804)	(131,903)	(160,858)	(35,117)	(362,682)
TCE Income[5]	58,203	237,119	366,164	134,675	796,161

Other operating income	1,418	4,034	6,876	2,343	14,671
Vessel operating expenses	(7,957)	(33,422)	(65,846)	(31,467)	(138,692)
Technical management expenses	(875)	(3,494)	(6,323)	(2,634)	(13,326)
Charter hire expenses	—	(4,716)	(16,477)	—	(21,193)

Adjusted EBITDA[5]	50,789	199,521	284,394	102,917	637,621
Depreciation charge	(6,924)	(29,516)	(55,286)	(16,501)	(108,227)
					529,394
Unallocated					(47,311)
Profit before income tax					482,083

[1] Vessels between 85,000 DWT and 124,999 DWT in size and provides transportation of clean petroleum oil products.
[2] Vessels between 55,000 DWT and 84,999 DWT in size and provides transportation of clean and dirty petroleum products.
[3] Vessels between 40,000 DWT and 54,999 DWT in size and provides transportation of clean and dirty oil products, vegetable oil and easy chemicals; inclusive of IMO II vessels
[4] Vessels between 25,000 DWT and 39,999 DWT in size and provides transportation of clean and dirty oil products, vegetable oil and easy chemicals; inclusive of IMO II vessels
[5] See Non-IFRS Measures in Note 15.